Leases (Details) - Schedule of operating lease liabilities - Spectrum Global Solutions, Inc. [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Leases (Details) - Schedule of operating lease liabilities [Line Items]
2021	$ 95,914
2022	86,681
2023	21,330
Total lease payments	203,925
Less: imputed interest	(81,087)
Total	$ 122,838	$ 100,421